Income (expense) from investments (Details Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfIncomeExpenseFromInvestmentsLineItems [Line Items]
Dividend income	€ 205	€ 143	€ 402
Gains (losses) on disposals of investments	163	(14)	164
Fair Value Of The Option Embedded	2
Other trading income (expense)	(33)	(183)	10
Decreases increases in the provision for losses on investments from equity accounted investments	(38)	(33)	(6)
Equity Investments [Member]
DisclosureOfIncomeExpenseFromInvestmentsLineItems [Line Items]
Impairment loss recognised in profit or loss, investment property		162
Nigeria LNG Ltd [Member]
DisclosureOfIncomeExpenseFromInvestmentsLineItems [Line Items]
Dividend income	167	76	222
Snam SpA [Member]
DisclosureOfIncomeExpenseFromInvestmentsLineItems [Line Items]
Dividend income			72
Gains (losses) on disposals of investments		€ 32	€ 46
Percentage of ownership sold		2.22%	6.03%
Fair Value Of The Option Embedded			€ 49
Number of shares in entity held by entity or by its subsidiaries or associates			77,700,000
Saudi European Petrochemical Co [Member]
DisclosureOfIncomeExpenseFromInvestmentsLineItems [Line Items]
Dividend income	€ 21	€ 45	€ 69
Galp Energia SGPS SA [Member]
DisclosureOfIncomeExpenseFromInvestmentsLineItems [Line Items]
Dividend income			21
Gains (losses) on disposals of investments			€ 98
Percentage of ownership sold			8.00%
Eni Hungaria Zrt and Eni Slovenjia doo [Member]
DisclosureOfIncomeExpenseFromInvestmentsLineItems [Line Items]
Gains (losses) on disposals of investments		€ 11
Percentage of ownership sold		100.00%
Pokrovskoe Petroleum BV And Zagoryanska Petroleum BV [Member]
DisclosureOfIncomeExpenseFromInvestmentsLineItems [Line Items]
Gains (losses) on disposals of investments		€ 6
Pokrovskoe Petroleum BV [Member]
DisclosureOfIncomeExpenseFromInvestmentsLineItems [Line Items]
Percentage of ownership sold		30.00%
Zagoryanska Petroleum BV [Member]
DisclosureOfIncomeExpenseFromInvestmentsLineItems [Line Items]
Percentage of ownership sold		60.00%
Eni Gas & Power NV and Eni Wind Belgium NV [Member]
DisclosureOfIncomeExpenseFromInvestmentsLineItems [Line Items]
Percentage of ownership sold	100.00%
Ceska Republika Sro [Member]
DisclosureOfIncomeExpenseFromInvestmentsLineItems [Line Items]
Gains (losses) on disposals of investments			€ 32
Percentage of ownership sold			100.00%
Eni Romania Srl [Member]
DisclosureOfIncomeExpenseFromInvestmentsLineItems [Line Items]
Gains (losses) on disposals of investments			€ 31
Percentage of ownership sold			100.00%
Ceska Rafinerska AS [Member]
DisclosureOfIncomeExpenseFromInvestmentsLineItems [Line Items]
Gains (losses) on disposals of investments			€ 6
Percentage of ownership sold			32.45%
Eni Slovensko Spol Sro [Member]
DisclosureOfIncomeExpenseFromInvestmentsLineItems [Line Items]
Gains (losses) on disposals of investments			€ 1
Percentage of ownership sold			100.00%
Inversora de Gas Cuyana SA [Member]
DisclosureOfIncomeExpenseFromInvestmentsLineItems [Line Items]
Gains (losses) on disposals of investments			€ 47
Percentage of ownership sold			76.00%
Distribudora de Gas Cuyana SA [Member]
DisclosureOfIncomeExpenseFromInvestmentsLineItems [Line Items]
Percentage of ownership sold			6.84%
Inversora de Gas del Centro SA [Member]
DisclosureOfIncomeExpenseFromInvestmentsLineItems [Line Items]
Percentage of ownership sold			25.00%
Distribudora de Gas del Centro SA [Member]
DisclosureOfIncomeExpenseFromInvestmentsLineItems [Line Items]
Percentage of ownership sold			31.35%
Union Fenosa Gas SA [Member] | Equity Investments [Member]
DisclosureOfIncomeExpenseFromInvestmentsLineItems [Line Items]
Impairment loss recognised in profit or loss, investment property	€ 35	€ 84	€ 49
Petro Sucre [Member] | Equity Investments [Member]
DisclosureOfIncomeExpenseFromInvestmentsLineItems [Line Items]
Impairment loss recognised in profit or loss, investment property		65
Genomatica Inc [Member] | Equity Investments [Member]
DisclosureOfIncomeExpenseFromInvestmentsLineItems [Line Items]
Impairment loss recognised in profit or loss, investment property		€ 13
Caspian Pipeline Consortium R [Member]
DisclosureOfIncomeExpenseFromInvestmentsLineItems [Line Items]
Decreases increases in the provision for losses on investments from equity accounted investments			€ 10